UNITED STATES
            SECURITIES & EXCHANGE COMMISSION
                 Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended          December 31, 2003

 Check here if Amendment [       ];    Amendment Number:

 This amendment (Check only one.) :          [     ] is a restatement
 [     ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:
 Name:          Petroleum & Resources Corporation
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-293


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.



 Person Signing this Report on Behalf of Reporting Manager:



 Name:        Maureen A. Jones
 Title:       Vice President and CFO
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 Maureen A. Jones              Baltimore, MD           January 15, 2004

   [Signature]                 [City, State]               [Date]



 Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [   ]   13F NOTICE.  (Check here if no holdings reported
 are in this report, and all holdings are reported by other

 [   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)


 List of Other Managers Reporting for this Manager:
 Form 13F File Number Name
 28

 [Repeat as necessary.]



 Form 13F SUMMARY PAGE
 Report Summary:

 Number of Other Included Managers:           0

 Form 13F Information Table Entry Total:      52

 Form 13F Information Table Value Total:      $      459,645
                                                        (in thousands)

 List of Other Included Managers:

 Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


 No.       Form 13-F File No.     Name
           28-

 [Repeat as necessary.]

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
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        COLUMN 1          COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5     COLUMN 6COLUMN 7     COLUMN 8
    NAME OF ISSUER    TITLE OF CLASS   CUSIP  VALUE IN  SHARES/PRN SH/ PUT/ INVSTM  OTHER   VOTING AUTHORITY
                                                000's    AMOUNT    PRN CALLDISCRETNMANAGERS
                                                                                            SOLE SHARED NONE
                                                                                           >C>

   WILLIAMS COMPANIES,      COM      969457100  1,964     200,000  SH       SOLE           200,000
 AGL RESOURCES INC.         COM      001204106  7,275     250,000  SH       SOLE           250,000
 AIR PRODUCTS & CHEMICA     COM      009158106  3,962      75,000  SH       SOLE           75,000
 ALBEMARLE CORP.            COM      012653101  5,994     200,000  SH       SOLE           200,000
 AMERADA HESS CORP          COM      023551104  6,646     125,000  SH       SOLE           125,000
 APACHE CORP.               COM      037411105  8,516     105,000  SH       SOLE           105,000
 ARCH COAL INC.             COM      039380100  7,792     250,000  SH       SOLE           250,000
 BAKER HUGHES, INC..        COM      057224107  4,181     130,000  SH       SOLE           130,000
 BJ SERVICES CO.            COM      055482103  13,283    370,000  SH       SOLE           370,000
 BOISE CASCADE ACES 7.5    PFD CV    097383855  2,611      51,000  SH       SOLE           51,000
 BOISE CASCADE CORP.        COM      097383103  6,736     205,000  SH       SOLE           205,000
 BP P.L.C.              SPONSORED ADR055622104  26,649    540,000  SH       SOLE           540,000
 BURLINGTON RESOURCES I     COM      122014103  7,388     133,400  SH       SOLE           133,400
 CHEVRONTEXACO CORP.        COM      166764100  25,053    290,000  SH       SOLE           290,000
 CONOCOPHILLIPS             COM      20825C104  17,048    260,000  SH       SOLE           260,000
 DEVON ENERGY CORP.         COM      25179M103  11,379    198,720  SH       SOLE           198,720
 DUKE ENERGY 8.25% DUE     PFD CV    264399585  2,214     160,000  SH       SOLE           160,000
 DUKE ENERGY CORP.          COM      264399106  2,352     115,000  SH       SOLE           115,000
 EL PASO CORP.              COM      28336L109  1,474     180,000  SH       SOLE           180,000
 ENERGEN CORP.              COM      29265N108  8,206     200,000  SH       SOLE           200,000
 EOG RESOURCES INC.         COM      26875P101  9,234     200,000  SH       SOLE           200,000
 EQUITABLE RESOURCES IN     COM      294549100  10,730    250,000  SH       SOLE           250,000
 EXXON MOBIL CORP.          COM      30231G102  43,050   1,050,000 SH       SOLE          1,050,000
 GENERAL ELECTRIC CO.       COM      369604103  10,217    329,800  SH       SOLE           329,800
 GLOBALSANTAFE CORP.        COM      G3930E101  4,966     200,000  SH       SOLE           200,000
 GRANT PRIDECO INC          COM      38821G101  4,010     308,000  SH       SOLE           308,000
 INGERSOLL-RAND CO. LTD     CL A     G4776G101  6,788     100,000  SH       SOLE           100,000
 KERR-MCGEE CORP.           COM      492386107  8,236     177,153  SH       SOLE           177,153
 KEYSPAN CORP.              COM      49337W100  8,096     220,000  SH       SOLE           220,000
 KINDER MORGAN INC          COM      49455P101  4,568      77,300  SH       SOLE           77,300
 MDU RESOURCES GROUP, I     COM      552690109  7,143     300,000  SH       SOLE           300,000
 MURPHY OIL CORP.           COM      626717102  4,245      65,000  SH       SOLE           65,000
 NABORS INDUSTRIES, LTD     COM      G6359F103  5,187     125,000  SH       SOLE           125,000
 NATIONAL FUEL GAS CO.      COM      636180101  4,888     200,000  SH       SOLE           200,000
 NEW JERSEY RESOURCES C     COM      646025106  10,687    277,500  SH       SOLE           277,500
 NOBLE CORP                 COM      G65422100  4,830     135,000  SH       SOLE           135,000
 NOBLE ENERGY INC.          COM      655044105  6,265     141,000  SH       SOLE           141,000
 OCCIDENTAL PETROLEUM C     COM      674599105  8,448     200,000  SH       SOLE           200,000
 PHILADELPHIA SUBURBAN  COM PAR $0.50718009608  8,426     381,250  SH       SOLE           381,250
 PIONEER NATURAL RESOUR     COM      723787107  9,292     291,000  SH       SOLE           291,000
 QUESTAR CORP               COM      748356102  7,030     200,000  SH       SOLE           200,000
 ROHM & HAAS CO.            COM      775371107  8,542     200,000  SH       SOLE           200,000
 ROYAL DUTCH PETROLEUM, Y REG EUR .56780257804  31,434    600,000  SH       SOLE           600,000
 SCHLUMBERGER LTD           COM      806857108  15,322    280,000  SH       SOLE           280,000
 SHELL TRANSPORT & TRAD DR NY SHS NEW822703609  6,755     150,000  SH       SOLE           150,000
 STONE ENERGY CORP.         COM      861642106  4,428     104,300  SH       SOLE           104,300
 TECO ENERGY, INC           COM      872375100  2,882     200,000  SH       SOLE           200,000
 TEMPLE-INLAND, INC.        COM      879868107  7,520     120,000  SH       SOLE           120,000
 TOTAL S.A.             SPONSORED ADR89151E109  12,951    140,000  SH       SOLE           140,000
 UNOCAL CAPITAL TRUST      PFD CV    91528T207  3,799      72,540  SH       SOLE           72,540
 WEATHERFORD INT'L. LTD     COM      G95089101  7,380     205,000  SH       SOLE           205,000
 WILLIAMS FELINE PACS D    PFD CV    969457886  1,573     120,000  SH       SOLE           120,000
                                                459,645
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